Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments to acquire property, plant and equipment	¥ 8,532	¥ 48,707
Impairment loss	¥ 10,959	¥ 79,947	¥ 5,906
Percentage of Discount Rate for Estimated Recoverable Amount of Assets		6.00%
Railcars [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		¥ 69,796